CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Operating revenues:
Operating revenues	$ 304,287	$ 7,311
Operating costs and expenses:
General and administrative	(79,904)	(59,457)
Pre-opening costs	(17,620)	(1,731)
Amortization of land use right	(2,474)	(2,474)
Depreciation and amortization	(116,189)	(92,854)
Property charges and other	(540)	(3,790)
Total operating costs and expenses	(346,666)	(214,536)
Operating loss	(42,379)	(207,225)
Non-operating income (expenses):
Interest income	8,173	4,187
Interest expenses, net of amounts capitalized	(93,806)	(70,430)
Other financing costs	(311)	(311)
Foreign exchange gains, net	2,521	6,402
Other expenses, net	(61)	0
Gain on extinguishment of debt	80	0
Total non-operating expenses, net	(83,404)	(60,152)
Loss before income tax	(125,783)	(267,377)
Income tax benefit (expense)	77	(485)
Net loss	(125,706)	(267,862)
Net loss attributable to participation interest	10,813	26,817
Net loss attributable to Studio City International Holdings Limited	(114,893)	(241,045)
Casino Contract [Member]
Operating revenues:
Operating revenues	98,546	(44,171)
Operating costs and expenses:
Cost of revenue	(21,265)	(21,864)
Rooms [Member]
Operating revenues:
Operating revenues	72,091	13,566
Operating costs and expenses:
Cost of revenue	(17,920)	(8,476)
Food and Beverage [Member]
Operating revenues:
Operating revenues	42,611	12,855
Operating costs and expenses:
Cost of revenue	(37,089)	(18,241)
Entertainment [Member]
Operating revenues:
Operating revenues	58,785	1,175
Operating costs and expenses:
Cost of revenue	(49,352)	(1,704)
Services Fee [Member]
Operating revenues:
Operating revenues	22,569	16,215
Mall [Member]
Operating revenues:
Operating revenues	7,583	5,800
Operating costs and expenses:
Cost of revenue	(2,770)	(3,041)
Retail and Other [Member]
Operating revenues:
Operating revenues	2,102	1,871
Operating costs and expenses:
Cost of revenue	$ (1,543)	$ (904)
Class A Ordinary Shares [Member]
Net loss attributable to Studio City International Holdings Limited per Class A ordinary share:
Basic	$ (0.149)	$ (0.349)
Diluted	$ (0.149)	$ (0.351)
Weighted average Class A ordinary shares outstanding used in net loss attributable to Studio City International Holdings Limited per Class A ordinary share calculation:
Basic	770,352,700	690,440,759
Diluted	770,352,700	762,952,519